Recurring Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Forward Purchase Agreement (“FPA”) Liability - Forward Purchase Agreement (“FPA”) Liability [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Present Value Model for the Commitment Fee Shares Liability [Line Items]
Fair value beginning
Issuance of FPA liability	308,114
Change in fair value	(308,114)
Fair value ending